MINERAL PROPERTY OPTION	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
MINERAL PROPERTY OPTION [Text Block]
3.	MINERAL PROPERTIES

The Company’s mineral properties balance consists of:

	April 30, 2017	July 31, 2016

Klondike, British Columbia	$-	$513,031
Indata, British Columbia	-	$50,000
Idaho-Maryland, California	3,238,872	-

Total	$3,238,872	$563,031

Title to Mineral Properties

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain mineral titles as well as the potential for problems arising from the frequently ambiguous conveying history characteristic of many mineral properties. As at April 30, 2017, the Company held title to the Idaho-Maryland Gold Mine property in California.

Indata, British Columbia

On May 18, 2015, the Company entered into an option agreement with Eastfield Resources Ltd., (“Eastfield”), pursuant to which Eastfield granted the Company the exclusive and irrevocable right to acquire up to a 75% interest in and to certain claims in the Indata property located in the Omineca Mining Division in British Columbia, Canada. In order to earn the initial 60% interest, the Company was required to pay Eastfield an aggregate of $350,000 ($50,000 paid to date) in cash and incur a minimum of $2,000,000 in aggregate exploration expenditures on the property by April 3, 2019. In order to earn the additional 15% interest, the Company was required to pay Eastfield $100,000 cash within 90 days of earning the 60% interest and incur a further $500,000 in aggregate annual exploration expenditures on the property until such time as the Company was able to complete a feasibility study on the property. As at April 30, 2017, the Company has incurred cumulative exploration expenditures of $4,035 on the Indata property. Subsequent to April 30, 2017, the Company terminated its option agreement with Eastfield; accordingly, the Company has written off $50,000 in acquisition costs in relation to the Indata property as at April 30, 2017.

Klondike, British Columbia

On May 26, 2016, the Company entered into an agreement with Klondike Gold Corp. (“Klondike”) regarding the purchase of a portfolio of seven gold and base metal properties in southeast British Columbia. Under the agreement, within 60 days of signing, the Company paid Klondike $50,000 in cash, issued 1,500,000 shares of the Company’s common stock valued at $240,000, and issued 1,500,000 warrants valued at $223,031 (discount rate – 0.49%, volatility – 200.64%, expected life – 2 years, dividend yield – 0%), exercisable at $0.227 per share until July 13, 2018. On the one year anniversary of the first closing, the Company would have paid Klondike $150,000 in cash, issue 2,000,000 shares of the Company’s common stock, and issue 1,000,000 warrants. Klondike would have retained a 2% net smelter return royalty (“NSR”) and the Company would have the right to purchase 50% of the NSR for $1,000,000 at any time after the first closing. Each of the warrants would have been exercisable for a period of two years into one share of the Company’s common stock at a price that is a 20% premium to the 10 -day volume-weighted average price of the stock on the CSE immediately prior to the date of issuance. As at April 30, 2017, the Company has incurred cumulative exploration expenditures of $10,408 on the Klondike properties. Subsequent to April 30, 2017, the Company terminated the purchase agreement with Klondike; accordingly the Company has written off $513,031 in acquisition costs in relation to the Klondike properties as at April 30, 2017.

Idaho-Maryland Gold Mine Property, California

On August 30, 2016, the Company entered into an option agreement with three parties to purchase a 100% interest in and to the Idaho-Maryland Gold Mine property located near Grass Valley, California, United States; pursuant to the option agreement, in order to exercise the option, the Company must pay US$2,000,000 by November 30, 2016. Upon execution of the option agreement, the Company paid the vendors a non-refundable cash deposit in the amount of $32,758 (US$25,000), which will be credited against the purchase price of US$2,000,000 upon exercise of the option. On November 30, 2016, the Company negotiated an extension of the closing date of the option agreement to December 26, 2016, in return for a cash payment of $32,758 (US$25,000), which will be credited against the purchase price of US$2,000,000 upon exercise of the option. On December 28, 2016, the Company negotiated a further no-cost extension of the closing date of the option agreement to April 30, 2017. On January 25, 2017, the Company exercised the option by paying $2,588,625 (US$1,950,000), and acquired a 100% interest in the Idaho-Maryland Gold Mine property. In connection with the option agreement, the Company agreed to pay a cash commission of $184,000 (US$140,000) equal to 7 per cent of the purchase price of US$2,000,000 ; the commission was settled on January 25, 2017 through the issuance of 920,000 units valued at $0.20 per unit (Note 7).

On January 6, 2017, the Company entered into an option agreement with Sierra Pacific Industries Inc. (“Sierra”) to purchase a 100% interest in and to certain surface rights totalling approximately 82 acres located near Grass Valley, California, United States, contiguous to the Idaho-Maryland Gold Mine property acquired by the Company on January 25, 2017. Pursuant to the option agreement, in order to exercise the option, the Company must pay US$1,900,000 by March 31, 2017. Upon execution of the option agreement, the Company paid the vendors a non- refundable cash deposit in the amount of $132,732 (US$100,000), which will be credited against the purchase price of US$1,900,000 upon exercise of the option. On April 3, 2017, the Company negotiated an extension of the closing date of the option agreement to June 30, 2017, in return for a cash payment of $268,000 (US$200,000) to extend the option agreement to June 30, 2017, at which time a payment of US$1,600,000 is due in order to exercise the option.

As at April 30, 2017, the Company has incurred cumulative property investigation costs of $55,253 and cumulative exploration expenditures of $171,146 on the Idaho-Maryland Gold Mine property.

4.	MINERAL PROPERTY OPTION

Title to mineral properties

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain mineral titles as well as the potential for problems arising from the frequently ambiguous conveying history characteristic of many mineral properties. As at July 31, 2016, the Company does not hold titles to any mineral properties.

Indata, British Columbia

On May 18, 2015, the Company entered into an option agreement with Eastfield Resources Ltd., (“Eastfield”), pursuant to which Eastfield granted the Company the exclusive and irrevocable right to acquire up to a 75% interest in and to certain claims in the Indata property located in the Omineca Mining Division in British Columbia, Canada. In order to earn the initial 60% interest, the Company is required to pay Eastfield an aggregate of $350,000 ($50,000 paid to date; $30,000 paid in the current year) in cash and incur a minimum of $2,000,000 in aggregate exploration expenditures on the property by April 3, 2019. In order to earn the additional 15% interest, the Company is required to pay Eastfield $100,000 cash within 90 days of earning the 60% interest and incur a further $500,000 in aggregate annual exploration expenditures on the property until such time as the Company is able to complete a feasibility study on the property. As at July 31, 2016, the Company has incurred cumulative exploration expenditures of $4,035 on the Indata property.

Klondike, British Columbia

On May 26, 2016, the Company entered into an agreement with Klondike Gold Corp. (“Klondike”) regarding the purchase of a portfolio of seven gold and base metal properties in southeast British Columbia. Under the agreement, within 60 days of signing, the Company paid Klondike $50,000 in cash, issued 1,500,000 shares of the Company’s common stock valued at $240,000, and issued 1,500,000 warrants valued at $223,031 (discount rate – 0.49%, volatility – 200.64%, expected life – 2 years, dividend yield – 0%), exercisable at $0.227 per share until July 13, 2018. On the one year anniversary of the first closing, the Company will pay Klondike $150,000 in cash, issue 2,000,000 shares of the Company’s common stock, and issue 1,000,000 warrants. Klondike will retain a 2% net smelter return royalty (“NSR”) and the Company will have the right to purchase 50% of the NSR for $1,000,000 at any time after the first closing. Each of the warrants is exercisable for a period of two years into one share of the Company’s common stock at a price that is a 20% premium to the 10 -day volume-weighted average price of the stock on the CSE immediately prior to the date of issuance. As at July 31, 2016, the Company has incurred cumulative exploration expenditures of $10,408 on the Klondike properties.